Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details)	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Schedule of Prepayments and Other Receivables [Abstract]
Rental deposit	$ 231,424	$ 29,515	$ 345,980
Prepayment of consulting fee	1,250,000	159,420	1,500,000
Others	365	47	364
Total	$ 1,481,789	$ 188,982	$ 1,846,344